Quarterly Holdings Report
for
Fidelity® Convertible Securities Fund
August 31, 2026
CVS-NPRT3-1026
1.805819.122
Common Stocks - 8.4%
	Shares	Value ($)
CANADA - 1.0%
Materials - 0.9%
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA (United States) (b)	17,700	3,595,047
Almonty Industries Inc (b)(c)	950,300	16,915,340
TOTAL MATERIALS		20,510,387
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp (b)	278,700	3,372,271
TOTAL CANADA		23,882,658
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	298,000	6,482,688
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,300	2,201,196
UNITED STATES - 7.0%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Alphabet Inc Class A	11,800	4,004,330
Meta Platforms Inc Class A	8,800	5,036,592
TOTAL COMMUNICATION SERVICES		9,040,922
Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Amazon.com Inc (c)	26,100	6,779,997
Hotels, Restaurants & Leisure - 0.0%
Sabre Corp (b)(c)	451,400	979,538
Specialty Retail - 0.2%
Burlington Stores Inc (c)	6,476	1,682,206
Dick's Sporting Goods Inc (b)	19,700	2,661,470
GameStop Corp warrants 10/30/2026 (c)	88,350	204,980
Wayfair Inc Class A (c)	5,976	593,238
		5,141,894
TOTAL CONSUMER DISCRETIONARY		12,901,429
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
DHT Holdings Inc	1,593,495	31,232,502
ExxonMobil Holdings Corp	22,600	3,637,470
TOTAL ENERGY		34,869,972
Financials - 0.1%
Financial Services - 0.1%
Shift4 Payments Inc Class A (b)(c)	77,000	3,255,560
Health Care - 0.7%
Health Care Equipment & Supplies - 0.5%
Strive Inc Class A (b)(c)	548,158	13,276,387
Health Care Providers & Services - 0.2%
HCA Healthcare Inc	10,400	4,310,280
TOTAL HEALTH CARE		17,586,667
Industrials - 0.3%
Aerospace & Defense - 0.1%
Boeing Co (c)	8,400	1,745,352
Byrna Technologies Inc (b)(c)	264,811	955,968
		2,701,320
Construction & Engineering - 0.2%
EMCOR Group Inc	4,800	3,525,792
TOTAL INDUSTRIALS		6,227,112
Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.1%
Advanced Energy Industries Inc	7,660	2,120,748
IT Services - 0.4%
DigitalOcean Holdings Inc (c)	19,964	2,209,815
SharonAI Holdings Inc Class A (b)(c)	55,600	3,050,216
VeriSign Inc	14,400	4,151,232
		9,411,263
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp	25,600	5,651,968
Software - 0.4%
Microsoft Corp	9,100	4,616,339
ServiceNow Inc (c)	28,700	4,247,313
		8,863,652
Technology Hardware, Storage & Peripherals - 2.4%
Seagate Technology Holdings PLC	16,154	13,381,650
Western Digital Corp	99,449	44,806,747
		58,188,397
TOTAL INFORMATION TECHNOLOGY		84,236,028
Materials - 0.0%
Construction Materials - 0.0%
James Hardie Industries PLC (c)	8,806	261,626
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	15,100	2,074,287
TOTAL UNITED STATES		170,453,603
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (c)	106,100	3,529,139
TOTAL COMMON STOCKS (Cost $120,456,141)		206,549,284

Convertible Corporate Bonds - 72.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
IREN Ltd 1% 12/1/2033 (e)	3,570,000	2,565,483
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bitfarms Ltd/Ontario 1.375% 1/15/2031 (e)	3,450,000	2,958,375
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc 3.5% 12/15/2029 (e)	1,390,000	1,449,769
MONACO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Scorpio Tankers Inc 1.75% 4/15/2031 (e)	14,315,000	15,176,763
Scorpio Tankers Inc 1.75% 4/15/2031 (e)	2,365,000	2,507,373

TOTAL MONACO		17,684,136
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Silicon Motion Technology Corp 0% 8/15/2031 (e)(g)	1,365,000	1,461,096
UNITED STATES - 71.5%
Communication Services - 4.4%
Diversified Telecommunication Services - 1.2%
AST SpaceMobile Inc 1.625% 2/1/2034 (e)	7,355,000	7,402,808
AST SpaceMobile Inc 2% 1/15/2036 (e)	7,714,000	6,553,043
AST SpaceMobile Inc 2.25% 4/15/2036 (e)	6,880,000	5,476,480
AST SpaceMobile Inc 2.375% 10/15/2032 (e)	2,083,000	2,375,661
Bandwidth Inc 0% 7/1/2032 (e)(f)	8,204,000	8,183,490
		29,991,482
Entertainment - 2.5%
Liberty Live Holdings Inc 2.375% 9/30/2053 (e)	7,042,000	12,700,247
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	4,916,000	6,145,000
Live Nation Entertainment Inc 2.875% 1/15/2030	7,623,000	8,815,999
Live Nation Entertainment Inc 2.875% 10/15/2031 (e)	8,497,000	9,148,720
Live Nation Entertainment Inc 3.125% 1/15/2029	7,269,000	12,629,161
Sphere Entertainment Co 3.5% 12/1/2028	1,073,000	4,156,266
Zynga Inc 0% 12/15/2026 (f)	5,479,000	5,900,335
		59,495,728
Interactive Media & Services - 0.5%
Snap Inc 0.125% 3/1/2028	2,650,000	2,454,695
Snap Inc 0.5% 5/1/2030	5,030,000	4,184,960
Trump Media & Technology Group Corp 0% 5/29/2028 (e)(g)	4,935,000	4,762,275
		11,401,930
Media - 0.2%
Cable One Inc 1.125% 3/15/2028	2,164,000	898,060
Sirius XM Holdings Inc 3.75% 3/15/2028	4,300,000	4,785,900
		5,683,960
TOTAL COMMUNICATION SERVICES		106,573,100
Consumer Discretionary - 5.4%
Automobile Components - 0.2%
LCI Industries 3% 3/1/2030	3,145,000	3,399,745
Patrick Industries Inc 1.75% 12/1/2028	1,893,000	2,587,731
		5,987,476
Automobiles - 1.3%
Lucid Group Inc 5% 4/1/2030 (e)	7,235,000	2,886,042
Lucid Group Inc 7% 11/1/2031 (e)	8,295,000	3,928,512
Rivian Automotive Inc 3.625% 10/15/2030	10,998,000	11,594,091
Rivian Automotive Inc 4.625% 3/15/2029	11,822,000	13,521,413
		31,930,058
Broadline Retail - 0.2%
Etsy Inc 1% 6/15/2030	4,444,000	5,346,132
Diversified Consumer Services - 0.2%
Stride Inc 1.125% 9/1/2027	2,826,000	4,753,332
Hotels, Restaurants & Leisure - 2.0%
Cheesecake Factory Inc/The 2% 3/15/2030	3,713,000	6,085,607
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030	2,276,000	2,359,074
DoorDash Inc 0% 5/15/2030 (f)	23,922,000	25,584,579
NCL Corp Ltd 0.75% 9/15/2030 (e)	2,480,000	2,167,024
NCL Corp Ltd 0.875% 4/15/2030	8,138,000	7,863,343
NCL Corp Ltd 1.125% 2/15/2027	1,316,000	1,271,914
		45,331,541
Household Durables - 0.2%
Meritage Homes Corp 1.75% 5/15/2028	3,864,000	3,792,516
Leisure Products - 0.1%
Peloton Interactive Inc 5.5% 12/1/2029	2,368,000	3,599,359
Specialty Retail - 1.2%
GameStop Corp 0% 6/15/2032 (g)	29,372,000	28,382,164
RealReal Inc/The 4% 2/15/2031 (d)(e)	975,000	1,246,050
Wayfair Inc 3.25% 9/15/2027	405,000	645,975
		30,274,189
TOTAL CONSUMER DISCRETIONARY		131,014,603
Consumer Staples - 0.6%
Food Products - 0.2%
Freshpet Inc 3% 4/1/2028	2,558,000	3,146,340
Post Holdings Inc 2.5% 8/15/2027	3,855,000	3,924,390
		7,070,730
Personal Care Products - 0.4%
Herbalife Ltd 4.25% 6/15/2028	1,763,000	1,903,335
Oddity Finance LLC 0% 6/15/2030 (e)(g)	10,900,000	7,516,932
		9,420,267
TOTAL CONSUMER STAPLES		16,490,997
Energy - 2.2%
Energy Equipment & Services - 0.9%
Atlas Energy Solutions Inc 0.5% 4/15/2031 (e)	3,117,000	3,553,068
Liberty Energy Inc 0% 3/1/2031 (e)(g)	5,320,000	4,764,060
Liberty Energy Inc 0% 3/1/2032 (e)(g)	3,200,000	2,692,800
ProPetro Holding Corp 0% 11/15/2031 (e)(g)	1,060,000	884,464
Solaris Energy Infrastructure Inc 0.25% 10/1/2031	4,760,000	5,619,775
Solaris Energy Infrastructure Inc 4.75% 5/1/2030	974,000	2,124,781
Transocean International Ltd 4.625% 9/30/2029	1,370,000	2,460,931
		22,099,879
Oil, Gas & Consumable Fuels - 1.3%
Centrus Energy Corp 0% 8/15/2032 (f)	5,108,000	5,283,204
Centrus Energy Corp 2.25% 11/1/2030	2,541,000	5,121,386
Crescent Energy Co 2.75% 3/15/2031 (e)	3,765,000	4,348,575
Northern Oil & Gas Inc 3.625% 4/15/2029	8,897,000	9,231,527
Peabody Energy Corp 3.25% 3/1/2028	1,127,000	1,827,430
Sable Offshore Corp 6.5% 7/1/2031	1,815,000	2,595,632
World Kinect Corp 3.25% 7/1/2028	2,580,000	3,492,804
		31,900,558
TOTAL ENERGY		54,000,437
Financials - 4.5%
Capital Markets - 2.5%
Coinbase Global Inc 0% 10/1/2029 (f)	8,752,000	7,994,952
Coinbase Global Inc 0.25% 4/1/2030	16,207,000	15,761,308
Galaxy Digital Holdings LP 0.5% 5/1/2031 (e)	8,196,000	6,450,252
Galaxy Digital Holdings LP 2.5% 12/1/2029 (e)	2,750,000	3,713,875
Galaxy Digital Holdings LP 3% 12/15/2026 (e)	2,750,000	2,902,075
Hercules Capital Inc 4.75% 9/1/2028 (e)	1,840,000	1,828,960
Robinhood Markets Inc 0% 10/1/2029 (e)(f)	12,973,000	13,147,697
WisdomTree Inc 3.25% 8/15/2029	1,569,000	2,811,648
WisdomTree Inc 4.5% 10/1/2031 (e)	3,785,000	5,141,544
WisdomTree Inc 4.625% 8/15/2030	1,100,000	1,588,620
		61,340,931
Consumer Finance - 0.9%
SoFi Technologies Inc 0% 10/15/2026 (e)(f)	2,146,000	2,130,892
SoFi Technologies Inc 1.25% 3/15/2029 (e)	5,690,000	11,204,179
Upstart Holdings Inc 0% 2/15/2032 (f)	4,240,000	2,955,280
Upstart Holdings Inc 1% 11/15/2030	3,214,000	2,477,994
Upstart Holdings Inc 2% 10/1/2029	2,787,000	2,814,870
		21,583,215
Financial Services - 0.9%
Affirm Holdings Inc 0.75% 12/15/2029	6,190,000	6,739,363
Euronet Worldwide Inc 0.625% 10/1/2030 (e)	3,000,000	2,666,250
Global Payments Inc 1.5% 3/1/2031	7,286,000	6,779,623
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (e)	2,425,000	3,643,563
Repay Holdings Corp 2.875% 7/15/2029 (e)	2,006,000	1,808,758
		21,637,557
Insurance - 0.2%
Oscar Health Inc 2.25% 9/1/2030 (e)	2,400,000	3,563,520
Porch Group Inc 6.75% 10/1/2028 (e)	1,971,000	2,045,898
		5,609,418
TOTAL FINANCIALS		110,171,121
Health Care - 10.7%
Biotechnology - 4.7%
Alnylam Pharmaceuticals Inc 0% 9/15/2028 (e)(f)	1,950,000	1,789,125
Alnylam Pharmaceuticals Inc 1% 9/15/2027	6,094,000	6,581,520
Arrowhead Pharmaceuticals Inc 0% 1/15/2032 (f)	4,140,000	4,975,452
Bridgebio Pharma Inc 0.75% 2/1/2033 (e)	3,415,000	3,397,583
Bridgebio Pharma Inc 1.75% 3/1/2031	3,871,000	6,590,378
Bridgebio Pharma Inc 2.25% 2/1/2029	5,057,000	5,587,479
Bridgebio Pharma Inc 2.5% 3/15/2027	3,376,000	6,103,808
Celcuity Inc 0.25% 8/1/2032	711,000	737,236
Celcuity Inc 2.75% 8/1/2031	1,314,000	2,601,063
Cogent Biosciences Inc 1.625% 11/15/2031	860,000	985,560
Cytokinetics Inc 1.75% 10/1/2031 (e)	4,789,000	6,297,535
Cytokinetics Inc 3.5% 7/1/2027	957,000	1,374,491
Halozyme Therapeutics Inc 0% 2/15/2031 (e)(f)	4,256,000	5,639,200
Halozyme Therapeutics Inc 0.25% 3/1/2027	1,411,000	1,955,116
Halozyme Therapeutics Inc 0.875% 11/15/2032 (e)	4,255,000	5,744,250
Halozyme Therapeutics Inc 1% 8/15/2028	2,969,000	5,675,244
Ionis Pharmaceuticals Inc 0% 12/1/2030 (e)(g)	4,938,000	4,555,305
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	4,010,000	5,135,306
Mirum Pharmaceuticals Inc 0% 6/1/2032 (e)(f)	4,438,000	4,316,843
Moderna Inc 0% 3/1/2032 (e)(f)	18,294,000	18,716,591
Novavax Inc 5% 12/15/2027	982,000	1,144,717
PTC Therapeutics Inc 0% 6/15/2031 (e)(f)	1,180,000	1,144,364
PTC Therapeutics Inc 1.5% 9/15/2026	1,737,000	2,318,895
Revolution Medicines Inc 0.5% 5/1/2033	2,994,000	3,912,784
Sarepta Therapeutics Inc 1.25% 9/15/2027	850,000	809,710
Sarepta Therapeutics Inc 4.875% 9/1/2030 (e)	3,690,000	3,224,138
Travere Therapeutics Inc 0.5% 5/15/2032	985,000	1,262,475
Travere Therapeutics Inc 2.25% 3/1/2029	851,000	1,803,354
		114,379,522
Health Care Equipment & Supplies - 2.3%
Alphatec Holdings Inc 0.75% 3/15/2030	2,409,000	2,339,862
Dexcom Inc 0.375% 5/15/2028	8,013,000	7,664,435
Enovis Corp 3.875% 10/15/2028	2,840,000	2,785,188
Haemonetics Corp 2.5% 6/1/2029	7,548,000	8,566,980
Integer Holdings Corp 1.875% 3/15/2030	6,093,000	6,163,070
Integer Holdings Corp 2.125% 2/15/2028	785,000	1,146,492
IRhythm Holdings Inc 1.5% 9/1/2029	4,413,000	4,827,822
Lantheus Holdings Inc 2.625% 12/15/2027	3,691,000	4,801,991
LeMaitre Vascular Inc 2.5% 2/1/2030	1,077,000	1,068,922
LivaNova PLC 2.5% 3/15/2029	2,604,000	3,448,998
Merit Medical Systems Inc 3% 2/1/2029	4,768,000	5,745,440
Omnicell Inc 1% 12/1/2029	1,318,000	1,321,295
Tandem Diabetes Care Inc 1.5% 3/15/2029	2,184,000	2,283,372
TransMedics Group Inc 1.5% 6/1/2028	3,103,000	3,675,814
		55,839,681
Health Care Providers & Services - 1.4%
Alignment Healthcare Inc 4.25% 11/15/2029	2,173,000	2,672,355
Brookdale Senior Living Inc 3.5% 10/15/2029	1,150,000	1,704,990
Guardant Health Inc 0% 11/15/2027 (g)	3,130,000	3,988,559
Guardant Health Inc 0% 5/15/2033 (e)(g)	2,695,000	4,094,716
Guardant Health Inc 1.25% 2/15/2031	3,853,000	10,163,443
Hims & Hers Health Inc 0% 5/15/2030 (e)(g)	5,879,000	5,044,770
Hims & Hers Health Inc 0% 6/1/2032 (e)(g)	2,953,000	3,700,700
NeoGenomics Inc 0.75% 7/1/2032 (e)	582,000	844,991
OPKO Health Inc 3.75% 1/15/2029	789,000	1,153,124
		33,367,648
Health Care Technology - 0.0%
Evolent Health Inc 3.5% 12/1/2029	3,154,000	2,284,126
Life Sciences Tools & Services - 0.6%
Adaptive Biotechnologies Corp 0% 7/1/2031 (e)(f)	1,620,000	2,071,575
Repligen Corp 1% 12/15/2028	3,842,000	4,364,512
Tempus AI Inc 0% 5/15/2032 (e)(f)	2,087,000	2,481,443
Tempus AI Inc 0.75% 7/15/2030	4,752,000	5,239,080
		14,156,610
Pharmaceuticals - 1.7%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	2,130,000	1,967,268
ANI Pharmaceuticals Inc 2.25% 9/1/2029	1,476,000	1,756,883
Collegium Pharmaceutical Inc 2.875% 2/15/2029	1,649,000	1,717,928
Indivior Pharmaceuticals Inc 0.625% 3/15/2031 (e)	776,000	830,786
Jazz Investments I Ltd 1.875% 9/15/2032 (e)	4,152,000	4,168,608
Jazz Investments I Ltd 3.125% 9/15/2030	7,060,000	12,319,700
Ligand Pharmaceuticals Inc 0% 9/15/2031 (e)(g)	2,224,000	2,347,710
Ligand Pharmaceuticals Inc 0.75% 10/1/2030	2,507,000	3,941,004
Pacira BioSciences Inc 2.125% 5/15/2029	2,080,000	2,072,512
Zoetis Inc 0.25% 6/15/2029 (e)	12,374,000	11,309,836
		42,432,235
TOTAL HEALTH CARE		262,459,822
Industrials - 6.2%
Aerospace & Defense - 1.0%
AeroVironment Inc 0% 7/15/2030 (g)	4,898,000	4,459,629
Astronics Corp 0% 1/15/2031 (e)(f)	1,318,000	2,306,763
BWX Technologies Inc 0% 11/1/2030 (e)(f)	7,708,000	7,072,090
Intuitive Machines Inc 2.5% 10/1/2030 (e)	2,770,000	4,243,294
Spirit AeroSystems Inc 3.25% 11/1/2028	1,590,000	2,367,510
Voyager Technologies Inc 0.75% 11/15/2030 (e)	2,805,000	3,727,845
		24,177,131
Commercial Services & Supplies - 0.2%
Pitney Bowes Inc 1.5% 8/15/2030 (e)	1,450,000	1,912,695
Tetra Tech Inc 2.25% 8/15/2028	3,215,000	3,621,698
		5,534,393
Construction & Engineering - 0.5%
Fluor Corp 1.125% 8/15/2029	3,844,000	5,200,932
Granite Construction Inc 3.25% 6/15/2030	3,830,000	6,281,200
		11,482,132
Electrical Equipment - 1.8%
Array Technologies Inc 1% 12/1/2028	611,000	549,106
Array Technologies Inc 2.875% 7/1/2031	1,810,000	1,667,010
Bloom Energy Corp 0% 11/15/2030 (e)(f)	15,867,000	21,983,729
Enovix Corp 4.75% 9/15/2030 (e)	2,555,000	1,647,975
Eos Energy Enterprises Inc 1.75% 12/1/2031 (e)	16,542,000	9,776,322
Fluence Energy Inc 2.25% 6/15/2030	2,564,000	2,381,315
Plug Power Inc 6.75% 12/1/2033 (e)	2,907,000	3,394,795
Stem Inc 4.25% 4/1/2030 (e)	498,000	155,027
Sunrun Inc 4% 3/1/2030	3,008,000	2,869,310
		44,424,589
Ground Transportation - 1.6%
Hertz Corp/The 5.5% 10/1/2030 (e)	2,759,000	864,946
Knight-Swift Transportation Holdings Inc 1% 11/15/2031 (e)	13,922,000	14,833,891
Lyft Inc 0% 9/15/2030 (e)(g)	2,150,000	2,198,375
Lyft Inc 0.625% 3/1/2029	4,254,000	4,638,562
Uber Technologies Inc 0.875% 12/1/2028	12,983,000	15,839,260
		38,375,034
Machinery - 0.2%
Greenbrier Cos Inc/The 2.875% 4/15/2028	1,349,000	1,445,588
JBT Marel Corp 0.375% 9/15/2030 (e)	3,241,000	2,988,202
Wabash National Corp 4% 8/1/2032 (e)	1,484,000	1,601,088
		6,034,878
Passenger Airlines - 0.3%
JetBlue Airways Corp 2.5% 9/1/2029	3,001,000	2,852,451
Joby Aviation Inc 0.75% 2/15/2032	4,610,000	3,613,318
		6,465,769
Professional Services - 0.5%
BlackSky Technology Inc 8.25% 8/1/2033 (e)	1,227,000	1,450,314
Parsons Corp 2.625% 3/1/2029	5,127,000	4,992,673
Planet Labs PBC 0.5% 10/15/2030 (e)	2,952,000	5,608,800
		12,051,787
Trading Companies & Distributors - 0.1%
Xometry Inc 0.75% 6/15/2030	1,520,000	3,252,039
TOTAL INDUSTRIALS		151,797,752
Information Technology - 29.1%
Communications Equipment - 2.8%
Applied Optoelectronics Inc 2.75% 1/15/2030	1,030,000	2,711,990
Ciena Corp 0% 9/15/2031 (e)(f)	20,423,000	19,314,092
Lumentum Holdings Inc 0.375% 3/15/2032 (e)	8,489,000	41,909,344
Viavi Solutions Inc 0.625% 3/1/2031 (e)	1,562,000	4,299,405
		68,234,831
Electronic Equipment, Instruments & Components - 1.6%
Advanced Energy Industries Inc 0% 5/15/2031 (e)(g)	7,375,000	7,057,875
Avnet Inc 1.75% 9/1/2030 (e)	3,830,000	5,371,575
Itron Inc 0% 3/15/2032 (e)(g)	5,446,000	5,429,662
Itron Inc 1.375% 7/15/2030	4,560,000	4,733,280
Mirion Technologies Inc 0% 10/1/2031 (e)(f)	2,240,000	1,938,944
Mirion Technologies Inc 0.25% 6/1/2030 (e)	1,990,000	1,936,471
OSI Systems Inc 0.5% 2/1/2031 (e)	3,691,000	3,356,965
OSI Systems Inc 2.25% 8/1/2029	2,477,000	3,175,018
Vishay Intertechnology Inc 2.25% 9/15/2030	4,700,000	6,058,300
		39,058,090
IT Services - 6.6%
Akamai Technologies Inc 0% 5/15/2030 (e)(f)	10,215,000	9,265,005
Akamai Technologies Inc 0% 5/15/2032 (e)(f)	10,887,000	9,569,673
Akamai Technologies Inc 0.25% 5/15/2033	11,803,000	16,052,080
Akamai Technologies Inc 0.375% 9/1/2027	7,190,000	8,160,650
Akamai Technologies Inc 1.125% 2/15/2029	8,465,000	9,573,915
Applied Digital Corp 2.75% 6/1/2030	2,989,000	8,335,574
Cloudflare Inc 0% 6/15/2030 (g)	12,856,000	18,568,944
CoreWeave Inc 1.75% 10/1/2032 (e)	680,000	632,944
CoreWeave Inc 1.75% 12/1/2031 (e)	39,817,000	40,195,262
Fastly Inc 0% 12/15/2030 (e)(g)	1,710,000	2,954,879
SharonAI Holdings Inc 4.75% 6/15/2032 (e)	3,840,000	3,537,408
Snowflake Inc 0% 10/1/2027 (g)	9,064,000	19,115,070
Snowflake Inc 0% 10/1/2029 (g)	7,250,000	15,921,725
		161,883,129
Semiconductors & Semiconductor Equipment - 5.2%
Amkor Technology Inc 0% 7/15/2031 (e)(f)	7,175,000	6,557,950
Cohu Inc 1.5% 1/15/2031 (e)	1,698,000	3,210,069
Diodes Inc 0% 8/15/2031 (e)(f)	3,782,000	3,710,142
Impinj Inc 0% 9/15/2029 (e)(f)	1,085,000	1,122,975
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (g)	2,056,000	3,474,640
Microchip Technology Inc 0% 2/15/2030 (e)(g)	5,907,000	6,172,815
Microchip Technology Inc 0.75% 6/1/2030	10,821,000	11,105,592
MKS Inc 1.25% 6/1/2030	8,817,000	15,861,783
ON Semiconductor Corp 0% 5/1/2027 (f)	5,352,000	7,720,260
ON Semiconductor Corp 0% 5/1/2031 (e)(g)	13,648,000	12,119,424
ON Semiconductor Corp 0.5% 3/1/2029	9,629,000	10,197,111
Onto Innovation Inc 0% 6/1/2031 (e)(g)	11,545,000	12,485,918
Penguin Solutions Inc 0% 8/1/2031 (e)(g)	1,229,000	1,055,711
Penguin Solutions Inc 2% 2/1/2029	215,000	512,130
Penguin Solutions Inc 2% 8/15/2030	1,292,000	2,519,400
Semtech Corp 0% 10/15/2030 (e)(f)	2,884,000	4,585,560
Semtech Corp 1.625% 11/1/2027	722,000	2,567,432
SiTime Corp 0% 6/15/2031 (f)	244,000	238,876
Synaptics Inc 0.75% 12/1/2031	4,848,000	5,994,552
T1 Energy Inc 4% 4/15/2031	2,216,000	2,181,375
Ultra Clean Holdings Inc 0% 3/15/2031 (e)(g)	3,663,000	4,246,882
Veeco Instruments Inc 2.875% 6/1/2029	1,562,000	2,591,358
Wolfspeed Inc 2.5% 6/15/2031 (e)	1,968,000	4,434,150
Wolfspeed Inc 3.5% 3/15/2031 (e)	2,205,000	3,559,973
		128,226,078
Software - 11.7%
Alkami Technology Inc 1.5% 3/15/2030	1,712,000	1,690,429
BILL Holdings Inc 0% 4/1/2030 (f)	4,914,000	4,295,819
BlackLine Inc 1% 6/1/2029	4,295,000	4,015,825
Box Inc 1.5% 9/15/2029	3,177,000	3,418,452
Cerence Inc 1.5% 7/1/2028	1,190,000	1,105,261
Cipher Digital Inc 0% 10/1/2031 (e)(f)	8,846,000	11,237,074
Cipher Digital Inc 1.75% 5/15/2030	1,057,000	3,828,322
Cleanspark Inc 0% 2/15/2032 (e)(g)	6,860,000	6,111,574
Cleanspark Inc 0% 6/15/2030 (f)	4,212,000	4,911,192
Commvault Systems Inc 0% 9/15/2030 (e)(g)	1,785,000	1,656,658
Core Scientific Inc 0% 6/15/2031 (e)(f)	4,208,000	4,667,934
Core Scientific Inc 3% 9/1/2029 (e)	2,937,000	4,959,419
CyberArk Software Ltd 0% 6/15/2030 (f)	8,198,000	14,957,251
Datadog Inc 0% 12/1/2029 (g)	6,444,000	8,586,630
Dropbox Inc 0% 3/1/2028 (g)	4,640,000	5,254,800
Dynatrace LLC 0% 9/1/2031 (e)(f)	6,032,000	6,490,432
Five9 Inc 1% 3/15/2029	665,000	615,989
Guidewire Software Inc 1.25% 11/1/2029	4,568,000	5,154,988
InterDigital Inc 3.5% 6/1/2027	2,167,000	9,384,194
Keel Infrastructure Corp 1.25% 1/15/2032 (e)	2,620,000	1,993,820
Life360 Inc 0% 6/1/2030 (f)	2,020,000	1,892,740
LivePerson Inc 0% 12/15/2026 (f)	3,583,000	2,078,140
MARA Holdings Inc 0% 3/1/2030 (g)	4,505,000	4,277,498
MARA Holdings Inc 0% 6/1/2031 (g)	1,849,000	1,735,286
MARA Holdings Inc 0% 8/1/2032 (f)	6,570,000	5,748,750
MARA Holdings Inc 2.125% 9/1/2031	1,768,000	1,736,176
Nutanix Inc 0.25% 10/1/2027	4,233,000	5,475,386
Nutanix Inc 0.5% 12/15/2029	4,186,000	4,589,111
Pagaya Technologies Ltd 6.125% 10/1/2029	1,069,000	1,924,735
PagerDuty Inc 1.5% 10/15/2028	2,335,000	2,228,524
PAR Technology Corp 1% 1/15/2030	1,066,000	874,119
Procore Technologies Inc 0% 8/15/2031 (e)(f)	4,765,000	5,000,272
Progress Software Corp 3.5% 3/1/2030	2,736,000	2,777,040
Riot Platforms Inc 0.75% 1/15/2030	7,171,000	10,802,931
Rubrik Inc 0% 6/15/2030 (f)	9,623,000	10,416,898
Strategy Inc 0% 3/1/2030 (g)	17,015,000	15,898,816
Strategy Inc 0.625% 3/15/2030	5,160,000	6,243,600
Strategy Inc 0.625% 9/15/2028	11,455,000	13,032,354
Strategy Inc 0.875% 3/15/2031	4,207,000	4,315,540
Terawulf Inc 0% 5/1/2032 (e)(f)	9,116,000	9,769,617
Terawulf Inc 1% 9/1/2031 (e)	6,718,000	9,861,352
Terawulf Inc 2.75% 2/1/2030 (e)	3,310,000	6,595,506
Tyler Technologies Inc 0.5% 7/15/2031 (e)	13,576,000	15,191,544
Uber Technologies Inc 0% 5/15/2028 (f)	11,025,000	11,725,088
Unity Software Inc 0% 3/15/2030 (g)	6,251,000	8,698,892
Varonis Systems Inc 1% 9/15/2029	2,505,000	2,433,608
Vertex Inc 0.75% 5/1/2029	2,291,000	2,103,138
Workiva Inc 1.25% 8/15/2028	2,428,000	2,404,934
Zscaler Inc 0% 7/15/2028 (f)	10,450,000	9,885,752
		284,053,410
Technology Hardware, Storage & Peripherals - 1.2%
Super Micro Computer Inc 0% 6/15/2030 (g)	15,322,000	15,023,221
Super Micro Computer Inc 2.25% 7/15/2028	4,097,000	4,312,093
Super Micro Computer Inc 3.5% 3/1/2029	11,012,000	10,610,062
		29,945,376
TOTAL INFORMATION TECHNOLOGY		711,400,914
Materials - 0.6%
Chemicals - 0.0%
PureCycle Technologies Inc 4.75% 7/1/2032	2,327,000	2,087,318
Metals & Mining - 0.6%
MP Materials Corp 3% 3/1/2030 (e)	5,372,000	13,915,092
TOTAL MATERIALS		16,002,410
Real Estate - 3.7%
Health Care REITs - 1.5%
Healthcare Realty Holdings LP 3% 1/15/2032 (e)	4,325,000	4,316,350
Welltower OP LLC 2.75% 5/15/2028 (e)	12,294,000	30,351,006
		34,667,356
Industrial REITs - 0.3%
Rexford Industrial Realty LP 4.125% 3/15/2029 (e)	4,047,000	3,990,342
Rexford Industrial Realty LP 4.375% 3/15/2027 (e)	4,029,000	4,015,301
		8,005,643
Office REITs - 0.4%
Boston Properties LP 2% 10/1/2030 (e)	6,461,000	6,176,716
COPT Defense Properties LP 5.25% 9/15/2028 (e)	2,426,000	3,061,306
		9,238,022
Real Estate Management & Development - 0.4%
Compass Inc 0.25% 4/15/2031 (e)	9,904,000	9,936,683
Retail REITs - 0.3%
Federal Realty OP LP 3.25% 1/15/2029 (e)	1,611,000	1,694,772
Kimco Realty OP LLC 3.5% 6/15/2031 (e)	2,333,000	2,305,004
Kite Realty Group LP 3.25% 4/15/2032 (e)	1,996,000	1,895,202
Tanger Properties LP 2.375% 1/15/2031 (e)	2,470,000	2,555,215
		8,450,193
Specialized REITs - 0.8%
Digital Realty Trust LP 1.875% 11/15/2029 (e)	7,377,000	7,874,948
Fermi Inc 5% 7/15/2031 (e)	12,240,000	11,628,000
		19,502,948
TOTAL REAL ESTATE		89,800,845
Utilities - 4.1%
Electric Utilities - 2.5%
Alliant Energy Corp 3.25% 5/30/2028	3,402,000	3,514,266
Evergy Inc 4.5% 12/15/2027	6,909,000	9,203,479
FirstEnergy Corp 3.625% 1/15/2029	8,249,000	8,797,559
FirstEnergy Corp 3.875% 1/15/2031	7,231,000	7,835,460
NextEra Energy Capital Holdings Inc 3% 3/1/2027	6,018,000	7,414,778
PG&E Corp 4.25% 12/1/2027	10,969,000	10,848,341
PPL Capital Funding Inc 2.875% 3/15/2028	6,401,000	6,933,563
Southern Co/The 4.5% 6/15/2027	2,819,000	2,940,217
		57,487,663
Gas Utilities - 0.2%
UGI Corp 5% 6/1/2028	3,843,000	5,469,742
Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies Inc 1.5% 3/15/2031 (e)	5,826,000	5,938,879
Sunnova Energy International Inc 0.25% (h)(i)	9,870,000	17,271
		5,956,150
Multi-Utilities - 1.2%
CenterPoint Energy Inc 2.875% 5/15/2029 (e)	4,115,000	4,012,948
CenterPoint Energy Inc 3% 8/1/2028	2,965,000	3,010,957
CMS Energy Corp 3.125% 5/1/2031 (e)	5,762,000	5,612,188
CMS Energy Corp 3.375% 5/1/2028	4,952,000	5,199,600
WEC Energy Group Inc 4.375% 6/1/2027	5,559,000	6,203,844
WEC Energy Group Inc 4.375% 6/1/2029	5,477,000	6,345,105
		30,384,642
TOTAL UTILITIES		99,298,197
TOTAL UNITED STATES		1,749,010,198
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,573,121,167)		1,775,129,057

Convertible Preferred Stocks - 18.4%
	Shares	Value ($)
UNITED STATES - 18.4%
Communication Services - 4.7%
Interactive Media & Services - 4.7%
Alphabet Inc Series A 6.25%	1,190,452	57,582,163
Alphabet Inc Series B 6.25%	1,194,499	57,347,897
TOTAL COMMUNICATION SERVICES		114,930,060
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	80,921	2,806,340
Financials - 3.0%
Banks - 1.9%
Bank of America Corp Series L, 7.25%	19,545	25,153,047
Wells Fargo & Co Series L, 7.5%	17,085	19,581,460
		44,734,507
Capital Markets - 1.1%
Ares Management Corp 6.75% Series B	256,691	11,689,708
KKR & Co Inc Series D 6.25%	326,942	15,761,874
		27,451,582
TOTAL FINANCIALS		72,186,089
Health Care - 0.8%
Health Care Providers & Services - 0.5%
BrightSpring Health Services Inc 6.75%	53,315	10,303,124
Life Sciences Tools & Services - 0.3%
Bruker Corp 6.375% Series A	19,413	8,328,371
TOTAL HEALTH CARE		18,631,495
Industrials - 2.2%
Aerospace & Defense - 2.1%
Boeing Co Series A, 6%	756,357	49,064,879
VSE Corp 5.75%	37,200	1,974,576
		51,039,455
Trading Companies & Distributors - 0.1%
QXO Inc Series B 5.5%	84,200	3,421,046
TOTAL INDUSTRIALS		54,460,501
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 0.2%
Novanta Inc 6.5%	77,500	4,818,175
Semiconductors & Semiconductor Equipment - 0.5%
Microchip Technology Inc Series A 7.5%	196,211	12,596,746
Software - 1.5%
Oracle Corp Series D 6.5%	669,451	31,156,250
Strategy Inc 8%	73,200	5,312,124
		36,468,374
Technology Hardware, Storage & Peripherals - 2.3%
Hewlett Packard Enterprise Co 7.625%	195,134	26,118,686
Super Micro Computer Inc Series A 7%	477,031	29,967,087
		56,085,773
TOTAL INFORMATION TECHNOLOGY		109,969,068
Materials - 0.7%
Chemicals - 0.7%
Albemarle Corp 7.25%	293,475	16,105,908
Utilities - 2.5%
Electric Utilities - 2.4%
NextEra Energy Inc 7.234%	172,800	8,270,208
NextEra Energy Inc 7.299%	253,000	12,938,420
NextEra Energy Inc 7.375%	293,886	13,330,670
PG&E Corp Series A, 6%	144,781	4,928,345
PPL Corp 7%	145,862	6,727,155
Southern Co/The 7.125%	251,565	12,044,932
		58,239,730
Multi-Utilities - 0.1%
CenterPoint Energy Inc 3.369% (d)	75,000	2,505,750
TOTAL UTILITIES		60,745,480
TOTAL UNITED STATES		449,834,941
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $408,664,775)		449,834,941

Non-Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Match Group Holdings II LLC 3.625% 10/1/2031 (e)	3,910,000	3,524,166
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 15.875% 6/23/2030 pay-in-kind (e)(j)	519,209	569,584
TOTAL UNITED STATES		4,093,750
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,054,528)		4,093,750

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
Strategy Inc 10.25% (d)	20,500	1,988,090
Strategy Inc Series A, 10%	34,230	3,501,729

TOTAL UNITED STATES		5,489,819
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $5,630,308)		5,489,819

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	7,263,362	7,264,815
Fidelity Securities Lending Cash Central Fund (k)(l)	3.72	15,369,258	15,370,795
TOTAL MONEY MARKET FUNDS (Cost $22,635,610)			22,635,610

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $2,134,562,529)	2,463,732,461
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(17,541,944)
NET ASSETS - 100.0%	2,446,190,517

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $781,382,770 or 31.9% of net assets.

(f)	Zero coupon bond which is issued at a discount.
(g)	Principal Only Strips represent the right to receive the monthly principal payments.
(h)	Level 3 security.
(i)	Non-income producing - Security is in default.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $16,155,965.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	51,624,949	705,336,542	749,699,739	1,314,184	3,063	-	7,264,815	7,263,362
Fidelity Securities Lending Cash Central Fund	9,191,230	100,129,801	93,950,592	63,772	356	-	15,370,795	15,369,258
	60,816,179	805,466,343	843,650,331	1,377,956	3,419	-	22,635,610

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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